Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020 and 2022 Plan [Member]
	Jun. 27, 2023 yr $ / shares	Apr. 03, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 11.41	$ 6.89
Underlying share price	$ 11.41	$ 6.89
Volatility	86.76%	84.84%
Time period (years) | yr	5.74	6.11
Risk free rate	3.94%	3.47%
Dividend yield	0.00%	0.00%